Fair Value Measurements - Level 3 Reconciliation of Convertible promissory notes (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 3 Reconciliation of Convertible promissory notes
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants	Fair Value Adjustment of Warrants	Change in fair value of convertible notes payables
October 2022 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	$ 12,561	$ 9,500
Additions			$ 9,500
Fair value measurement adjustments	250	$ 3,061
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	12,811	$ 12,561	$ 9,500
April 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	14,757
Additions		15,000
Fair value measurement adjustments	114	$ (243)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	14,871	$ 14,757
November 2023 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Balance (beginning of period)	9,112
Additions	3,000	5,000
Fair value measurement adjustments	(4,114)	$ 4,112
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Change in fair value of convertible notes payables
Balance (end of period)	7,998	$ 9,112
February 2024 Convertible Notes
Level 3 Reconciliation of Convertible promissory notes
Additions	7,000
Fair value measurement adjustments	(217)
Balance (end of period)	$ 6,783